Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 8. Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were available for issuance require potential adjustment to or disclosure in the financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.
On January 2
0
, 2021, the Company completed the Merger pursuant to the Merger Agreement as described in Note 1. As contemplated by the Merger Agreement and as described in the Company’s definitive proxy statement filed with the United States Securities and Exchange Commission (the “SEC”) on December 29, 2020 (the “Proxy Statement”), (i) the Company became a Delaware corporation and, in connection with the Domestication, (A) the Company’s name changed to “Hims & Hers Health, Inc.”, (B) each outstanding Class A ordinary share of the Company and each outstanding Class B ordinary share of the Company became one share of Class A common stock of the Company, and (C) each outstanding warrant of the Company became one warrant to purchase one share of New Hims Class A Common Stock; and (ii) following the Domestication, Merger Sub merged with and into Hims, with Hims as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of the Company.
In February 2021, the Company net exercised 3,012,500 warrants for
1,474,145
shares of New Hims Class A common stock.